Leases - Schedule of Classes of Right-of-use Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Detailed Information About Classes Of Right Of Use Assets [Line Items]
Right-of-use assets	$ 138,294	$ 125,198	$ 119,802
Facilities
Disclosure Of Detailed Information About Classes Of Right Of Use Assets [Line Items]
Right-of-use assets	131,573	117,931
Fleet
Disclosure Of Detailed Information About Classes Of Right Of Use Assets [Line Items]
Right-of-use assets	171	268
Equipment
Disclosure Of Detailed Information About Classes Of Right Of Use Assets [Line Items]
Right-of-use assets	$ 6,550	$ 6,999